Filed with the U.S. Securities and Exchange Commission on May 29, 2014
File Nos. 333-181176; 811-22696

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 23	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒

(Check Appropriate Box or Boxes)

Compass EMP Funds Trust
(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130
(Address of Principal Executive Offices)(Zip Code)

(Registrant's Telephone Number, Including Area Code):  (402) 895-1600

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With a copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH  43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On June 27, 2014 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On _______________ pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement until June 27, 2014.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, filed on January 15, 2014, are incorporated by reference herein.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 29th day of May, 2014.

COMPASS EMP FUNDS TRUST

By: /s/ Robert W. Walker
Robert W. Walker
Treasurer, Principal Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 2014.

Signature	Title
/s/ Stephen M. Hammers* Stephen M. Hammers	President (Principal Executive Officer)
/s/ Robert W. Walker Robert W. Walker	Treasurer (Principal Financial Officer)
/s/ Donald T. Benson* Donald T. Benson	Trustee
/s/ John M. Gering* John M. Gering	Trustee
/s/ Ottis E. Mims* Ottis E. Mims	Trustee
/s/ David Moore* David Moore	Trustee
*By: /s/ Robert W. Walker Robert W. Walker
Attorney-in-Fact pursuant to Powers of Attorney filed herewith